Other Finance Expenses	12 Months Ended
Dec. 31, 2025
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Interest expense	$59,639	$65,131	$69,567
Amortization of debt issuance cost and fair value of debt assumed	2,391	2,221	2,503
Total interest expense	$62,030	$67,352	$72,070

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Bank fees, charges	$532	$258	$554
Guarantee costs	—	60	—
Commitment fees	223	40	35
Total other finance expense	$755	$358	$589